Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000060521 | Smartsheet8405770
Holdings [Line Items]
Percent of Total Investments	5.40%
C000060521 | Barnes Group8405610
Holdings [Line Items]
Percent of Total Investments	5.40%
C000060521 | Retail Opportunity Investments Corp.8405756
Holdings [Line Items]
Percent of Total Investments	5.00%
C000060521 | DS Smith PLC8405851
Holdings [Line Items]
Percent of Total Investments	4.10%
C000060521 | Avid Bioservices8405604
Holdings [Line Items]
Percent of Total Investments	3.30%
C000060521 | Enstar Group8405651
Holdings [Line Items]
Percent of Total Investments	3.30%
C000060521 | Summit Materials8405781
Holdings [Line Items]
Percent of Total Investments	2.90%
C000060521 | Hargreaves Lansdown8405854
Holdings [Line Items]
Percent of Total Investments	2.80%
C000060521 | SecureWorks8405764
Holdings [Line Items]
Percent of Total Investments	2.70%
C000060521 | HashiCorp8405683
Holdings [Line Items]
Percent of Total Investments	2.70%
C000060522 | Smartsheet8405770
Holdings [Line Items]
Percent of Total Investments	5.40%
C000060522 | Barnes Group8405610
Holdings [Line Items]
Percent of Total Investments	5.40%
C000060522 | Retail Opportunity Investments Corp.8405756
Holdings [Line Items]
Percent of Total Investments	5.00%
C000060522 | DS Smith PLC8405851
Holdings [Line Items]
Percent of Total Investments	4.10%
C000060522 | Avid Bioservices8405604
Holdings [Line Items]
Percent of Total Investments	3.30%
C000060522 | Enstar Group8405651
Holdings [Line Items]
Percent of Total Investments	3.30%
C000060522 | Summit Materials8405781
Holdings [Line Items]
Percent of Total Investments	2.90%
C000060522 | Hargreaves Lansdown8405854
Holdings [Line Items]
Percent of Total Investments	2.80%
C000060522 | SecureWorks8405764
Holdings [Line Items]
Percent of Total Investments	2.70%
C000060522 | HashiCorp8405683
Holdings [Line Items]
Percent of Total Investments	2.70%
C000060523 | Smartsheet8405770
Holdings [Line Items]
Percent of Total Investments	5.40%
C000060523 | Barnes Group8405610
Holdings [Line Items]
Percent of Total Investments	5.40%
C000060523 | Retail Opportunity Investments Corp.8405756
Holdings [Line Items]
Percent of Total Investments	5.00%
C000060523 | DS Smith PLC8405851
Holdings [Line Items]
Percent of Total Investments	4.10%
C000060523 | Avid Bioservices8405604
Holdings [Line Items]
Percent of Total Investments	3.30%
C000060523 | Enstar Group8405651
Holdings [Line Items]
Percent of Total Investments	3.30%
C000060523 | Summit Materials8405781
Holdings [Line Items]
Percent of Total Investments	2.90%
C000060523 | Hargreaves Lansdown8405854
Holdings [Line Items]
Percent of Total Investments	2.80%
C000060523 | SecureWorks8405764
Holdings [Line Items]
Percent of Total Investments	2.70%
C000060523 | HashiCorp8405683
Holdings [Line Items]
Percent of Total Investments	2.70%
C000171609 | Smartsheet8406093
Holdings [Line Items]
Percent of Total Investments	5.90%
C000171609 | Barnes Group8406027
Holdings [Line Items]
Percent of Total Investments	5.60%
C000171609 | Retail Opportunity Investments Corp.8406084
Holdings [Line Items]
Percent of Total Investments	5.10%
C000171609 | Endeavor Group Holdings8406039
Holdings [Line Items]
Percent of Total Investments	4.40%
C000171609 | Hargreaves Lansdown8406007
Holdings [Line Items]
Percent of Total Investments	4.40%
C000171609 | DS Smith PLC8406005
Holdings [Line Items]
Percent of Total Investments	3.70%
C000171609 | Enstar Group8406044
Holdings [Line Items]
Percent of Total Investments	3.40%
C000171609 | Britvic8406002
Holdings [Line Items]
Percent of Total Investments	3.40%
C000171609 | Atlantica Sustainable Infrastructure PLC8405961
Holdings [Line Items]
Percent of Total Investments	3.20%
C000171609 | HashiCorp8406055
Holdings [Line Items]
Percent of Total Investments	2.90%
C000171610 | Smartsheet8406093
Holdings [Line Items]
Percent of Total Investments	5.90%
C000171610 | Barnes Group8406027
Holdings [Line Items]
Percent of Total Investments	5.60%
C000171610 | Retail Opportunity Investments Corp.8406084
Holdings [Line Items]
Percent of Total Investments	5.10%
C000171610 | Endeavor Group Holdings8406039
Holdings [Line Items]
Percent of Total Investments	4.40%
C000171610 | Hargreaves Lansdown8406007
Holdings [Line Items]
Percent of Total Investments	4.40%
C000171610 | DS Smith PLC8406005
Holdings [Line Items]
Percent of Total Investments	3.70%
C000171610 | Enstar Group8406044
Holdings [Line Items]
Percent of Total Investments	3.40%
C000171610 | Britvic8406002
Holdings [Line Items]
Percent of Total Investments	3.40%
C000171610 | Atlantica Sustainable Infrastructure PLC8405961
Holdings [Line Items]
Percent of Total Investments	3.20%
C000171610 | HashiCorp8406055
Holdings [Line Items]
Percent of Total Investments	2.90%
C000171611 | Smartsheet8406093
Holdings [Line Items]
Percent of Total Investments	5.90%
C000171611 | Barnes Group8406027
Holdings [Line Items]
Percent of Total Investments	5.60%
C000171611 | Retail Opportunity Investments Corp.8406084
Holdings [Line Items]
Percent of Total Investments	5.10%
C000171611 | Endeavor Group Holdings8406039
Holdings [Line Items]
Percent of Total Investments	4.40%
C000171611 | Hargreaves Lansdown8406007
Holdings [Line Items]
Percent of Total Investments	4.40%
C000171611 | DS Smith PLC8406005
Holdings [Line Items]
Percent of Total Investments	3.70%
C000171611 | Enstar Group8406044
Holdings [Line Items]
Percent of Total Investments	3.40%
C000171611 | Britvic8406002
Holdings [Line Items]
Percent of Total Investments	3.40%
C000171611 | Atlantica Sustainable Infrastructure PLC8405961
Holdings [Line Items]
Percent of Total Investments	3.20%
C000171611 | HashiCorp8406055
Holdings [Line Items]
Percent of Total Investments	2.90%